Impairment losses of financial assets	12 Months Ended
Dec. 31, 2024
Impairment losses of financial assets
Impairment losses of financial assets	Impairment losses on financial assets

	12/31/2024	12/31/2023	12/31/2022
Impairment expense for loans and advances to customers	(2,059,595)	(1,718,520)	(1,140,756)
Recovery of written-off credits	282,160	167,471	53,825
Others	(22,017)	9,465	3,694
Total	(1,799,452)	(1,541,584)	(1,083,237)